Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Intangible Assets, Net [Abstract]
Amortization expenses	$ 148,099	$ 19,028	$ 124,202	$ 821,181